CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 29,183	$ (331,495)
Adjustments to reconcile net income(loss) to net cash provided by operating activities
Depreciation and amortization	40,066	48,635
Stock compensation	1,841	63
Provision for uncollectible accounts receivable	901	5,052
Net (increase) decrease in Accounts receivable	(10,443)	(19,344)
Net (increase) decrease in Prepaid expenses and other current assets	(13,719)	1,570
Net increase (decrease) in Accounts payable	(31,129)	66,509
Net increase (decrease) in Accrued and other liabilities	(8,479)	218,682
Net increase (decrease) in Deferred revenue	49,130	26,480
Net cash provided by operating activities	57,351	16,152
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(36,279)	(19,518)
Acquisition of business	(10,056)
Net cash used in investing activities	(46,335)	(19,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on borrowings under notes payable	(17,377)
Proceeds from exercise of stock options	7,256
Net cash used in financing activities	(10,121)
Net increase (decrease) in cash	895	(3,366)
Cash at beginning of period	10,856	11,905
Cash at end of period	11,751	8,539
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	$ 15,795	$ 15,112